VY JPMorgan Emerging Markets Equity Portfolio Investment Strategy - VY JPMorgan Emerging Markets Equity Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers in emerging markets. For purposes of this 80% policy, emerging markets means most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe and Hong Kong. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes or other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”). An issuer in an emerging market is one: that is organized under the laws of, or has a principal place of business in an emerging market; for which the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Portfolio may also invest to a lesser extent in debt instruments of issuers in countries with emerging markets. Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps, and other derivatives as tools in the management of the Portfolio’s assets. The Portfolio may use derivatives to hedge various investments and for risk management. The Portfolio may overweight or underweight countries relative to its benchmark, the MSCI Emerging Markets IndexSM. The Portfolio attempts to emphasize securities that the sub-adviser (the “Sub-Adviser”) believes are undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, other major reserve currencies (such as the euro, the yen and pound sterling) and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements. The Portfolio may invest in high-yield securities rated below investment grade sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (e.g., rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Portfolio to be of comparable quality. The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act. In managing the Portfolio, the Sub-Adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio managers are primarily responsible for implementing the recommendations of the research analysts, who make their recommendations based on the security ranking system described below. Research analysts use their local expertise to identify, research, and rank companies according to their expected performance. Securities are assessed using a two-part analysis which considers: (1) expected share price returns on a medium-term forward basis (five year expected returns); and (2) longer-term business growth characteristics and qualitative factors (strategic classifications). As a part of this analysis, research analysts seek to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Portfolio may invest that the research analysts believe are material to the aforementioned two-part analysis. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In order to encourage creativity, considerable autonomy is given to research analysts at the stock idea generation state of the process. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers in emerging markets.